UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2000

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Rhumbline Advisers
Address: 30 Rowes Wharf
Boston, MA 02110-3326

Form 13F File Number: 028-05909
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Wayne T. Owen
Title: Managing Director
Phone: (617) 345-0434

Signature, Place, and Date of Signing:

Wayne T. Owen	Boston, MA	12/31/2000
[Signature]	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $ 151,195 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     COLUMN 1      COL 2   COL 3   COL 4  COL 5     COL 6  COL 7COL 8
                                          AMOUNT & TYPE         VOTING AUTH
      ISSUER      TITLE OF CUSIP  VALUE (xAMT. SH/INV. DISCOTH. SOLSHARNONE

ABBOTT LABS COM   COMM. ST00282410 $4,989 10300SH   SOLE
AGILENT TECHNOLOGICOMM. ST00846u10  $282   5148SH   SOLE
AMERICAN HOME PRODCOMM. ST02660910 $4,207 66200SH   SOLE
AMERICAN INTL GROUCOMM. ST02687410 $7,053 71559SH   SOLE
AMGEN INC COM     COMM. ST03116210 $1,202 18800SH   SOLE
ANHEUSER BUSCH COSCOMM. ST03522910 $4,423 97200SH   SOLE
AOL TIME WARNER INCOMM. ST00184A10 $1,051 30200SH   SOLE
AT&T GROUP        COMM. ST00195710 $2,185 12667SH   SOLE
AVAYA, INC        COMM. ST05349910  $23    2268SH   SOLE
BANK OF AMERICA COCOMM. ST06050510  $271   5900SH   SOLE
BELLSOUTH CORP COMCOMM. ST07986010 $4,237 10350SH   SOLE
BRISTOL MYERS SQUICOMM. ST11012210 $5,486 74200SH   SOLE
CHEVRON CORPORATIOCOMM. ST16675110 $4,771 56500SH   SOLE
CISCO SYS INC COM COMM. ST17275R10 $2,440 63800SH   SOLE
CITIGROUP INC COM COMM. ST17296710 $1,660 32500SH   SOLE
COCA COLA CO COM  COMM. ST19121610 $5,308 87100SH   SOLE
CONAGRA FOODS INC COMM. ST20588710  $842  32400SH   SOLE
CONSTELLATION ENERCOMM. ST21037110  $500  11100SH   SOLE
DELL COMPUTER CORPCOMM. ST24702510  $279  16000SH   SOLE
DISNEY WALT CO DELCOMM. ST25468710  $885  30600SH   SOLE
DOMINION RES INC VCOMM. ST25746U10  $864  12900SH   SOLE
DOW CHEM CO COM   COMM. ST26054310 $1,308 35700SH   SOLE
DU PONT E I DE NEMCOMM. ST26353410 $2,841 58800SH   SOLE
DUKE POWER CO COM COMM. ST26439910 $3,956 46400SH   SOLE
E M C CORP MASS COCOMM. ST26864810  $186   2800SH   SOLE
EXXON MOBIL CORP CCOMM. ST30231G10 $4,870 56016SH   SOLE
FPL GROUP INC COM COMM. ST30257110  $825  11500SH   SOLE
GENERAL DYNAMICS CCOMM. ST36955010  $273   3500SH   SOLE
GENERAL ELEC CO COCOMM. ST36960410 $4,588 95700SH   SOLE
GENERAL MLS INC COCOMM. ST37033410 $1,052 23600SH   SOLE
GENERAL MTRS CORP COMM. ST37044210  $774  15200SH   SOLE
HEINZ H J CO COM  COMM. ST42307410  $773  16300SH   SOLE
HEWLETT PACKARD COCOMM. ST42823610  $852  27000SH   SOLE
HOME DEPOT INC COMCOMM. ST43707610  $493  10800SH   SOLE
INTEL CORP COM    COMM. ST45814010 $2,243 74600SH   SOLE
INTERNATIONAL BUS COMM. ST45920010 $2,414 28400SH   SOLE
INTERNATIONAL PAPECOMM. ST46014610  $415  10180SH   SOLE
JOHNSON & JOHNSON COMM. ST47816010 $5,673 54000SH   SOLE
KELLOGG CO COM    COMM. ST48783610  $436  16600SH   SOLE
KIMBERLY CLARK CORCOMM. ST49436810  $636   9000SH   SOLE
LILLY ELI & CO COMCOMM. ST53245710 $5,705 61300SH   SOLE
LUCENT TECHNOLOGIECOMM. ST54946310  $367  27220SH   SOLE
MCDONALDS CORP COMCOMM. ST58013510 $2,489 73200SH   SOLE
MERCK & CO INC COMCOMM. ST58933110 $6,048 64600SH   SOLE
MICROSOFT         COMM. ST59491810 $1,791 41300SH   SOLE
MINNESOTA MNG & MFCOMM. ST60405910 $2,567 21300SH   SOLE
MOTOROLA INC COM  COMM. ST62007610  $529  26100SH   SOLE
PEPSICO INC COM   COMM. ST71344810 $5,387 10870SH   SOLE
PFIZER INC COM    COMM. ST71708110 $6,445 14010SH   SOLE
PROCTER & GAMBLE CCOMM. ST74271810 $3,757 47900SH   SOLE
PROGRESS ENERGY INCOMM. ST74326310  $487   9900SH   SOLE
QWEST COMMUNICATIOCOMM. ST74912110 $3,478 85082SH   SOLE
S&P DEPOSITORY RECCOMM. ST78462F10 $3,831 29200SH   SOLE
SBC COMMUNICATIONSCOMM. ST78387G10 $5,301 11101SH   SOLE
SCHERING PLOUGH COCOMM. ST80660510 $2,366 41700SH   SOLE
SOUTHERN CO COM   COMM. ST84258710 $1,616 48600SH   SOLE
SPRINT CORP (FON GCOMM. ST85206110  $195   9600SH   SOLE
SPRINT CORP (PCS GCOMM. ST85206150  $98    4800SH   SOLE
SUN MICROSYSTEMS ICOMM. ST86681010 $1,026 36800SH   SOLE
SUNTRUST BKS INC CCOMM. ST86791410  $158   2500SH   SOLE
TEXAS INSTRS INC CCOMM. ST88250810 $1,260 26600SH   SOLE
TIME WARNER INC COCOMM. ST88731510  $444   8500SH   SOLE
VERIZON COMMUNICATCOMM. ST92343v10 $5,538 11048SH   SOLE
VIACOM INC CL B   COMM. ST92552430  $234   5000SH   SOLE
VODAFONE AIRTOUCH COMM. ST92857T10 $1,307 36500SH   SOLE
WAL MART STORES INCOMM. ST93114210  $170   3200SH   SOLE
WELLS FARGO & CO DCOMM. ST94974610  $646  11600SH   SOLE
WORLDCOM INC GA COCOMM. ST98157D10  $293  20850SH   SOLE
YAHOO INC COM     COMM. ST98433210  $96    3200SH   SOLE